Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation of Cash and cash equivalents and restricted cash reported within the consolidated balance sheets
Cash and cash equivalents	¥ 480,260,071	$ 69,631,165	¥ 601,769,949		¥ 630,416,786
Restricted cash			10,329,302		26,819,159
Cash, cash equivalents and restricted cash	¥ 480,260,071	$ 69,631,165	¥ 612,099,251	$ 88,746,049	¥ 657,235,945	¥ 712,305,698